ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule Of Shares Reserved For Future Issuance Under Equity Compensation Plans	We had shares of ordinary shares reserved for future issuance as follows:

	As of
(In thousands)	December 31, 2024	December 31, 2023
Equity compensation plans	953	1,554